PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 5,179	$ 5,013	$ 20,052	$ 20,051